ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Year	Year
	Ended	Ended
	January	January
	31, 2012	31, 2011

Accounts payable	$455,012	$170,632
Accrued liabilities	43,734	21,294
Accrued professional fees	34,902	49,229
Accrued taxes and related interest	88,429	-
Accrued mineral property interests	-	229,759
	$622,077	$470,914